Discontinued Operations (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended		12 Months Ended	3 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Specialty Risk Services [Member]	Mar. 31, 2011 Specialty Risk Services [Member]	Dec. 31, 2012 Specialty Risk Services [Member]	Dec. 31, 2010 HICC [Member]	Dec. 31, 2011 Discontinued Operation Or Asset [Member]	Dec. 31, 2010 HAIL [Member]	Jun. 30, 2011 Federal Trust Corporation [Member]	Dec. 31, 2012 Goodwill [Member] Federal Trust Corporation [Member]
Discontinued Operations (Textual) [Abstract]
Net realized capital gain (loss) on disposal of discontinued operations, net of tax	$ (1)	$ 82	$ 37		$ 150		$ 41	$ 6	$ (4)	$ 74	$ 10
Maximum transition service period						24 months
Charges attributable to asset disposal after tax				$ 4